Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,576
Balance at end of period	1,150	$ 1,576
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,139
Balance at end of period	852	1,139
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	408
Balance at end of period	284	408
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	29
Balance at end of period	14	29
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,993	2,161
Effects of foreign exchange	(113)	(168)
Balance at end of period	1,880	1,993
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,415	1,534
Effects of foreign exchange	(80)	(119)
Balance at end of period	1,335	1,415
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	532	577
Effects of foreign exchange	(30)	(45)
Balance at end of period	502	532
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	46	50
Effects of foreign exchange	(3)	(4)
Balance at end of period	43	46
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(417)	(65)
Amortization	333	373
Effects of foreign exchange	20	21
Balance at end of period	(730)	(417)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(276)	(43)
Amortization	219	248
Effects of foreign exchange	12	15
Balance at end of period	(483)	(276)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(124)	(19)
Amortization	99	109
Effects of foreign exchange	5	4
Balance at end of period	(218)	(124)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(17)	(3)
Amortization	15	16
Effects of foreign exchange	3	2
Balance at end of period	$ (29)	$ (17)